RESTRICTIONS ON DIVIDEND DISTRIBUTION (Details)	12 Months Ended
Dec. 31, 2023
Disclosure restrictions to dividends distribution [line items]
Legal reserve percentage with respect to net income subscribed capital plus adjustment to capital	20.00%
Minimum
Disclosure restrictions to dividends distribution [line items]
Legal reserve percentage with respect to net income	5.00%